Ownership of Coal-fired Facilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Ownership of Coal-fired Facilities [Abstract]
Ownership of Coal-fired Facilities

3.  Ownership of Coal-fired Facilities

DP&L has undivided ownership interests in five coal-fired electric generating facilities, various peaking facilities and numerous transmission facilities with certain other Ohio utilities.   Certain expenses, primarily fuel costs for the generating units, are allocated to the owners based on their energy usage.  The remaining expenses, investments in fuel inventory, plant materials and operating supplies, and capital additions are allocated to the owners in accordance with their respective ownership interests.  At March 31, 2015, DP&L had $24.0 million of construction work in process at such jointly owned facilities.  DP&L’s share of the operating cost of such facilities is included within the corresponding line in the Condensed Consolidated Statements of Operations and DP&L’s share of the investment in the facilities is included within Total net property, plant and equipment in the Condensed Consolidated Balance Sheets.  Each joint owner provides their own financing for their share of the operations and capital expenditures of the jointly owned units and stations.

DP&L’s undivided ownership interest in such facilities at March 31, 2015 is as follows:

	DP&L Share		DPL Carrying value
Jointly owned production units and stations:	Ownership (%)	Summer Production Capacity (MW)	Gross Plant in Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)

Conesville Unit 4	16.5	129	$25	$2	$1	Yes
Killen Station	67.0	402	308	22	4	Yes
Miami Fort Units 7 and 8	36.0	368	214	26	3	Yes
Stuart Station	35.0	808	220	17	12	Yes
Zimmer Station	28.1	371	185	37	4	Yes
Transmission (at varying percentages)		n/a	42	6	-
Total		2,078	$994	$110	$24

DPL revalued DP&L’s investment in the above plants at the estimated fair value for each plant at the date of the Merger.

Note 4 – Ownership of Coal-fired Facilities

DP&L and certain other Ohio utilities have undivided ownership interests in five coal-fired electric generating facilities and numerous transmission facilities.  Certain expenses, primarily fuel costs for the generating units, are allocated to the owners based on their energy usage.  The remaining expenses, investments in fuel inventory, plant materials and operating supplies, and capital additions are allocated to the owners in accordance with their respective ownership interests.  As of December 31, 2014,  DP&L had $25.0 million of construction work in process at such facilities.  DP&L’s share of the operating cost of such facilities is included within the corresponding line in the Statements of Operations, and DP&L’s share of the investment in the facilities is included within Total net property, plant and equipment in the Balance Sheets.  Each joint owner provides their own financing for their share of the operations and capital expenditures of the jointly-owned station.

DP&L’s undivided ownership interest in such facilities at December 31, 2014, is as follows:

	DP&L Share		DPL Carrying Value
	Ownership (%)	Summer Production Capacity (MW)	Gross Plant In Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)
Jointly-owned production units
Conesville - Unit 4	16.5	129	$24	$2	$1	Yes
Killen - Unit 2	67.0	402	308	19	2	Yes
Miami Fort - Units 7 and 8	36.0	368	214	23	2	Yes
Stuart - Units 1 through 4	35.0	808	219	16	14	Yes
Zimmer - Unit 1	28.1	371	182	35	6	Yes
Transmission (at varying percentages)			42	6	-
Total		2,078	$989	$101	$25

Beckjord Unit 6 was retired effective October 1, 2014 and DP&L’s sale of its interest in East Bend closed on December 30, 2014.